(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

27. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2022	31, 2023	31, 2024	31, 2024
	RMB	RMB	RMB	US$
			(in thousands)	(Note 3)
Numerator:

Loss from continuing operations	(693,406)	(144,277)	(73,642)	(10,089)
Gain (loss) from discontinued operations, net	(286,086)	156,853	—	—
Net loss attributable to noncontrolling interest	(4,633)	(7,427)	(218)	(30)
Net (loss) income attributable to shareholders of ordinary shares	(974,859)	20,003	(73,424)	(10,059)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	720,237	1,010,895	1,403,166	1,403,166

Net (loss) income attributable to shareholders of ordinary shares per share
- Continuing operations – basic and diluted	(0.96)	(0.14)	(0.05)	(0.01)
- Discontinued operations – basic and diluted	(0.40)	0.16	—	—
- Total – basic and diluted	(1.36)	0.02	(0.05)	(0.01)

The Company had 271,620,613, 520,698,343 and 193,650,000 stock options, warrants and non-vested shares outstanding as of December 31, 2022, 2023 and 2024, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.